INCOME TAXES - Schedule of Effective Income Tax Rate to the U.S. Federal Statutory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount [Abstract]
Loss before income taxes	$ (12,809)	$ (48,390)
U.S. federal statutory income tax provision (benefit)	(2,697)	(10,152)
State Taxes	(351)	(1,635)
Permanent Items	1,013	212
Change in Valuation Allowance	(1,782)	11,786
Deferred Adjustments	3,314	0
RTP Adjustments	229	368
Foreign Withholding Taxes	115	254
Current/Deferred Rate Differential	2	0
Change in State Rate	266	(326)
Other	24	0
Total tax provision	$ 132	$ 506
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory income tax provision (benefit)	21.10%	21.00%
State Taxes	2.70%	3.40%
Permanent Items	(7.90%)	(0.40%)
Change in Valuation Allowance	13.90%	(24.40%)
Deferred Adjustments	(0.259)	0
RTP Adjustments	(1.80%)	(0.80%)
Foreign Withholding Taxes	(0.90%)	(0.50%)
Current/Deferred Rate Differential	0	0
Change in State Rate	(2.10%)	0.70%
Other	(0.20%)	0.00%
Total tax provision	(1.00%)	(1.00%)